Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Nuveen Farmland REIT
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56779
Entity Tax Identification Number	39-7054558
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	917-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0002085428
Amendment Description	Nuveen Farmland REIT (the “Company” or “FREIT”) previously filed on September 30, 2026 a Current Report on Form 8-K disclosing the acquisition of two agricultural properties known as the Mississippi Acquisition and the Illinois Acquisition (collectively, the “Acquired Properties”) on September 24, 2026.This Amendment to the Current Report on Form 8-K, filed on September 30, 2026, is being filed solely to provide the required audited and unaudited combined statements of revenues and certain operating expenses under Rule 3-14 of Regulation S-X with respect to the Acquired Properties. Additionally, this report presents the required pro forma financial information reflecting the impact of the acquisitions on the Company. The Company intends to make an election to be treated as a real estate investment trust for federal income tax purposes beginning with the taxable year ending December 31, 2026 and as such, the estimated taxable operating results are excluded from this report.The Company’s results with respect to this acquisition may be materially different from those expressed in this report due to various factors, including but not limited to those discussed under Item 1A. Risk Factors in our annual report on Form 10-K for the year ended December 31, 2025.